Disclosure - Management of Financial Risks	12 Months Ended
Dec. 31, 2019
Disclosures Of Financial Risk Management [Abstract]
Management of Financial Risks

6. Management of financial risks

The principal financial instruments held by the Company are securities that are classified as cash and cash equivalents. The purpose of holding these instruments is to finance the ongoing business activities of the Company. It is not the Company’s policy to invest in financial instruments for speculative purposes.

The principal risks to which the Company is exposed are liquidity risk, foreign currency exchange risk, interest rate risk and credit risk.

Liquidity risk

The Company has been structurally loss-generating since its creation. The net cash flows used by the Company’s operating activities were respectively €24.7 million, €47.9 million and €43.3 million for the years ended December 31, 2017, 2018 and 2019, respectively.

At the approval date of the financial statements, the Board of Directors management believes that the Company will be able to fund its operations until February 2021 (see note 2.1).

As of December 31, 2017 (amounts in thousands of euros)	Less than one year	One to five years	More than five years	Total
Conditional advances	—	—	1,182	1,182
Bank loans	735	799	—	1,534
Liabilities related to finance leases	79	37	—	116
Bank overdrafts	11	—	—	11
Trade and fixed assets payables	4,865	—	—	4,865
Total	5,690	836	1,182	7,708

As of December 31, 2018 (amounts in thousands of euros)	Less than one year	One to five years	More than five years	Total
Conditional advances	—	—	1,181	1,181
Bank loans	737	62	—	799
Liabilities related to finance leases	39	—	—	39
Trade and fixed assets payables	13,402	—	—	13,402
Total	14,178	62	1,181	15,421

As of December 31, 2019 (amounts in thousands of euros)	Less than one year	One to five years	More than five years	Total
Lease liabilities	1,425	5,935	5,342	12,703
Conditional advances	—	—	1,321	1,321
Bank loans	62	—	—	62
Other	—	38	—	38
Trade and fixed assets payables	5,800	—	—	5,800
Total	7,286	5,973	6,663	19,923

Foreign currency exchange risk

The Company’s functional currency is the euro. However, a significant portion of about 25% of its operating expenses is denominated in U.S. dollars (manufacturing facility in Princeton (New Jersey) office in Cambridge (Massachusetts), business development consultants, consultants for the development of clinical trials in the United States, and various collaborations relating to tests and clinical projects in the United States). As a result, the Company is exposed to foreign exchange risk inherent in operating expenses incurred. Furthermore, the Company signed a license agreement with SQZ Biotechnologies in June 2019 whose potential payments are in U.S. dollars.

As of December 31, 2019, management believes that the Company’s bank account position held in U.S. dollars is sufficient to cover operating expenses in dollars. As a consequence, the Company does not have a significant foreign currency exchange risk as of December 31, 2019. If this exposure to foreign exchange risk increase in the future, the Company will opt to use exchange rate hedging techniques.

The bank account position held in U.S. dollars amounted to $35,224 thousand as of December 31, 2019.

Change in exchange rate from 1% would have an impact of €310 thousand as of December 31, 2019.

Change in exchange rate from 5% would have an impact of €1,493 thousand as of December 31, 2019.

Change in exchange rate from 10% would have an impact of €2,850 thousand as of December 31, 2019.

Interest rate risk

The Company has very low exposure to interest rate risk. Such exposure primarily involves money market funds and time deposit accounts. Changes in interest rates have a direct impact on the rate of return on these investments and the cash flows generated.

The currently outstanding bank loans bear interest at a fixed rate, and therefore the company is not subject to interest rate risk with respect to these loans.

Credit risk

The credit risk related to the Company’s cash and cash equivalents is not significant in light of the quality of the co-contracting financial institutions.

Inflation Risk

The Company does not believe that inflation has had a material effect on its business, financial condition or results of operations. If the Company’s costs were to become subject to significant inflationary pressures, the Company may not be able to fully offset such higher costs through price increases. Its inability or failure to do so could harm its business, financial condition and operating result.